Royalty Generation Expenses	12 Months Ended
Dec. 31, 2025
Royalty Investment Costs [Abstract]
Royalty Generation Expenses
Note 17 - Royalty Generation Expenses
The Company incurs expenditures to originate and evaluate mineral projects, partner with major and junior mining companies, and selectively retain royalty interests. During the year ended December 31, 2025, the Company incurred the following project and royalty generation costs:

	For the year ended December 31,
	2025	2024

Administrative costs	$128	$-
Drilling, technical, and support costs	97	-
Personnel	526	-
Property costs	223	-
Professional fees	177	-
Total Expenditures	1,151	-
Recoveries from partners	(93)	-
Net Expenditures	$1,058	$-